Consolidated Balance Sheet - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 1,308	$ 1,151	$ 734
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $34,003 (unaudited), $31,598 and $36,144; allowance for expected credit losses of $15 at September 30, 2021 (unaudited) and $28 at December 31, 2020)	36,083	34,123	37,899
Fixed maturities, trading at fair value	40	42	54
Equity securities, at fair value	648	773	809
Investments accounted for using the equity method	786	1,075	985
Mortgage loans	1,512	1,251	1,072
Policy loans	142	151	164
Real estate and other investments	0	341	311
Total cash and investments	40,519	38,907	42,028
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $768 (unaudited), $934 and $681)	474	302	713
Accrued investment income	292	278	335
Equity index call options	646	825	924
Variable annuity assets (separate accounts)	668	664	628
Funds held as collateral	318	351	577
Net deferred tax assets			44
Other assets	438	438	362
Total assets	50,134	48,571	45,893
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $287 (unaudited), $324 and $220)	44,376	42,573	40,406
Life, accident and health reserves	592	610	612
Variable annuity liabilities (separate accounts)	668	664	628
Liability for funds held as collateral	318	351	577
Net deferred tax liabilities	11	99
Other liabilities	431	279	189
Total liabilities	46,396	44,576	42,412
Shareholder's equity:
Common stock and capital surplus — Par value — $7.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	1,006	1,004	992
Retained earnings	1,884	1,874	1,741
Accumulated other comprehensive income, net of tax	848	1,070	700
Total shareholder's equity	3,738	3,948	3,433
Noncontrolling interests	0	47	48
Total equity	3,738	3,995	3,481
Total liabilities and equity	50,134	48,571	45,893
Annuity
Investments:
Recoverables from reinsurers	6,522	6,539	0
Total assets		47,886	45,217
Other Lines
Investments:
Recoverables from reinsurers	$ 257	$ 267	$ 282